INVENTORY	6 Months Ended
Jun. 30, 2023
Inventory

6. INVENTORY

	June 30, 2023	December 31, 2022
Process material stockpiles	$2,263	$2,788
Concentrate inventory	4,193	1,617
Materials and supplies	2,287	1,855
	$8,743	$6,260

The amount of inventory recognized as an expense for the three and six months ended June 30, 2023 totalled $8,175 and $16,149 (three and six months ended June 30, 2022 – $5,468 and $11,774). See Note 16 for further details. During the six months ended June 30, 2023, the Company wrote down $82 of materials and supplies inventory.